Financial Instruments (Details) - USD ($)	Dec. 31, 2023	Nov. 30, 2023	Nov. 07, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Restricted cash	$ 100,000				$ 10,500,000
Non-current restricted cash	$ 0				$ 8,000,000.0	$ 7,800,000	$ 0
2028 Notes
Liabilities
Debt instrument, interest rate	10.00%		10.00%
Principal		$ 1,025,000,000.000
2030 Notes
Liabilities
Debt instrument, interest rate	10.375%		10.375%
$350m Convertible bonds
Liabilities
Debt instrument, interest rate					3.875%
Principal	$ 350,000,000
$250m Convertible Bonds
Liabilities
Debt instrument, interest rate				5.00%
Principal	250,000,000			$ 250,000,000
Fair Value | Fair Value, Inputs, Level 1
Assets
Cash and cash equivalents	102,500,000				$ 108,000,000.0
Restricted cash	100,000				2,500,000
Trade receivables	56,200,000				43,000,000.0
Other current assets (excluding deferred costs)	31,500,000				25,400,000
Due from related parties	95,000,000.0				65,600,000
Non-current restricted cash	0				8,000,000.0
Liabilities
Trade payables	35,500,000				47,700,000
Accrued expenses	77,000,000.0				80,800,000
Short-term accrued interest and other items	42,300,000				77,700,000
Other current liabilities	63,200,000				36,200,000
Short-term debt	0				100,800,000
Long-term debt	0				1,177,700,000
Fair Value | Fair Value, Inputs, Level 2
Liabilities
Short-term debt	104,400,000				330,800,000
Long-term debt	1,818,000,000				0
Carrying Value
Assets
Cash and cash equivalents	102,500,000				108,000,000.0
Restricted cash	100,000				2,500,000
Trade receivables	56,200,000				43,000,000.0
Other current assets (excluding deferred costs)	31,500,000				25,400,000
Due from related parties	95,000,000.0				65,600,000
Non-current restricted cash	0				8,000,000.0
Liabilities
Trade payables	35,500,000				47,700,000
Accrued expenses	77,000,000.0				80,800,000
Short-term accrued interest and other items	42,300,000				77,700,000
Other current liabilities	63,200,000				36,200,000
Carrying Value | Fair Value, Inputs, Level 1
Liabilities
Short-term debt	0				100,800,000
Long-term debt	0				1,177,700,000
Carrying Value | Fair Value, Inputs, Level 2
Liabilities
Short-term debt	100,000,000.0				350,000,000.0
Long-term debt	$ 1,690,000,000				$ 0